Note 10 - Other Comprehensive Loss - Summary of Other Comprehensive Loss (Details) - USD ($)		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020
Cash flow hedges (1)	[1]	$ (14,751,900)
Cash flow hedges (1)	[1]	3,564,059
Cash flow hedges (1)		(11,187,841)	[1]
Other comprehensive loss		(14,751,900)
Other comprehensive loss		3,564,059
Other comprehensive loss		$ (11,187,841)

[1]	Of the $14,751,900 before tax comprehensive loss, $7,393,600 is associated with open hedges subject to fair value changes and $7,358,300 is realized losses associated with de-designated hedges with the hedged transaction still expected to occur.